Average Annual Total Returns - Class R R4 and Class I3 - Transamerica Small Cap Growth	R4 Inception Date	R4 Return Before Taxes 1 Year	R4 Return Before Taxes Since Inception	R4 Return After Taxes on Distributions 1 Year	R4 Return After Taxes on Distributions Since Inception	R4 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	R4 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	R 1 Year	R Since Inception	R Inception Date	I3 1 Year	I3 Since Inception	I3 Inception Date	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Mar. 10, 2017	32.13%	16.75%	29.72%	14.28%	20.70%	12.79%	31.62%	16.32%	Mar. 10, 2017	32.29%	16.89%	Mar. 10, 2017	34.63%	[1]	17.67%	[1]

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